INCOME TAXES - Effective tax rate and statutory federal rate (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax benefit computed at ""expected"" statutory rate			$ (1,173,114)	$ (2,359,025)
State income taxes, net of benefit			(79,110)	(60,884)
Permanent differences :
Impairment expense				437,324
Stock based compensation and consulting			381,620	1,508,371
Other permanent differences			(50,892)	(681)
Timing differences
Amortization of patents and other			304,435
Increase in valuation allowance			617,061	474,895
Net income tax benefit